Revenue - Summary of Disaggregation of Revenue from Contracts with Customers (Detail) - Boa Vista Servicos S.A [member] - BRL (R$) R$ in Thousands	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	R$ 494,615	R$ 872,293	R$ 751,282
Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	494,615	872,293	751,282
Risk analytics [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	278,805	473,030	417,953
Legacy data report [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	80,142	144,064	145,181
Marketing services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	24,265	45,030	38,922
Anti-fraud solutions [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	16,382	31,252	16,629
Consumer services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	12,797	45,733	29,556
Digital solutions [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	60,492	90,435	58,855
Printed solutions [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	R$ 21,732	R$ 42,749	R$ 44,186